Financial risk management - Summary Of Undiscounted Cash Flow (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	S/ 91,336,678		S/ 88,839,761
Derivative financial assets held for trading	314,539	[1]	233,425	[2]
Derivative financial liabilities held for trading	413,797	[1]	271,326	[2]
Derivative financial assets held for hedging	478,822		161,824
Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	49,115,983		47,489,999
Interbank funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities			28,971
Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	9,420,014		10,372,481
Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	9,495,525		9,148,821
Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	152,423		16,320
Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	21,287,653		20,050,708
Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,865,080		1,732,461
Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	5,811,870		8,113,582
Derivative financial liabilities held for trading	5,971,426		8,144,540
Total	(159,556)		(30,958)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	1,961,092		1,788,828
Derivative financial liabilities held for hedging	1,613,872		1,681,067
Total	347,220		107,761
Not later than one month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	40,800,174		38,568,408
Not later than one month [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	39,298,408		37,415,275
Not later than one month [member] | Interbank funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities			28,971
Not later than one month [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	732,010		319,026
Not later than one month [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	72,423		57,703
Not later than one month [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	56,903		5,001
Not later than one month [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	96,757		88,453
Not later than one month [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	543,673		653,979
Not later than one month [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	938,973		327,800
Derivative financial liabilities held for trading	848,334		320,566
Total	90,639		7,234
Not later than one month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	29,634		26,913
Derivative financial liabilities held for hedging	35,742		35,742
Total	(6,108)		(8,829)
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,263,983		3,153,078
Later than one month and not later than three months [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	2,286,838		2,345,526
Later than one month and not later than three months [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	431,352		500,321
Later than one month and not later than three months [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	43,626		42,939
Later than one month and not later than three months [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	68,083		7,497
Later than one month and not later than three months [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	189,835		173,892
Later than one month and not later than three months [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	244,249		82,903
Later than one month and not later than three months [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	926,361		364,140
Derivative financial liabilities held for trading	999,058		361,367
Total	(72,697)		2,773
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	7,556,491		5,814,131
Later Than Three Month And Not Later Than Twelve Months [Member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,555,643		3,672,558
Later Than Three Month And Not Later Than Twelve Months [Member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	2,649,853		1,000,789
Later Than Three Month And Not Later Than Twelve Months [Member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	378,421		227,599
Later Than Three Month And Not Later Than Twelve Months [Member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	27,437		3,822
Later Than Three Month And Not Later Than Twelve Months [Member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	840,717		773,570
Later Than Three Month And Not Later Than Twelve Months [Member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	104,420		135,793
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	1,782,384		1,406,563
Derivative financial liabilities held for trading	1,727,425		1,396,413
Total	54,959		10,150
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	29,670		26,947
Derivative financial liabilities held for hedging	46,619		44,453
Total	(16,949)		(17,506)
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	16,797,297		18,846,600
Later than one year and not later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,251,449		2,337,990
Later than one year and not later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	4,373,597		7,402,575
Later than one year and not later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	7,322,864		5,432,266
Later than one year and not later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	3,752,862		3,485,680
Later than one year and not later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	96,525		188,089
Later than one year and not later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	1,874,161		3,803,005
Derivative financial liabilities held for trading	2,093,959		3,860,894
Total	(219,798)		(57,889)
Later than one year and not later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	1,787,938		1,677,668
Derivative financial liabilities held for hedging	1,520,104		1,582,390
Total	267,834		95,278
Later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	22,918,733		22,457,544
Later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	2,723,645		1,718,650
Later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,233,202		1,149,770
Later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	1,678,191		3,388,314
Later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	16,407,482		15,529,113
Later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities	876,213		671,697
Later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading	289,991		2,212,074
Derivative financial liabilities held for trading	302,650		2,205,300
Total	(12,659)		6,774
Later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging	113,850		57,300
Derivative financial liabilities held for hedging	11,407		18,482
Total	S/ 102,443		S/ 38,818

[1]	As of December 31, 2021, 2020 and 2019, the Group recognized losses of S/60,275,000 and for S/39,207,000 and a gain of S/62,183,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.
[2]	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and which have not necessarily resulted in stage transfers during the year.